Investment Strategy - Goldman Sachs Global Managed Beta Fund	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund primarily seeks to achieve its investment objective by investing in a diversified portfolio of global equity asset classes (the “Underlying Asset Classes”) that provide broad beta exposure to the global equity markets. “Beta” refers to the component of returns that is attributable to broad market risk exposure. The Investment Adviser will determine the capital allocation to the Underlying Asset Classes (and within the Underlying Asset Classes) based on its cycle-aware long term strategic allocation model, which may include factor-based diversification.
The Fund currently intends to gain exposure to the Underlying Asset Classes, and in the approximate ranges, listed below:

Underlying Asset Classes	Range of Portfolio Investment

Global Large Cap Equity	40% – 100%

Global Small Cap Equity	0% – 30%

Emerging Markets Equity	0% – 25%

The Fund may also employ a macro hedging strategy that seeks to diversify the Fund’s overall exposure to the global equity asset classes. This hedging strategy primarily entails the purchase of options on interest rates or fixed income instruments and it has risk/return characteristics with low expected correlation to that of the global equity markets. The Investment Adviser intends to employ this hedging strategy as a diversifying complement to the Underlying Asset Classes.
The Fund may invest in affiliated and unaffiliated exchange-traded funds (“ETFs”), futures and other instruments that provide economic exposures to the Underlying Asset Classes. The Fund may also invest directly in equity securities, including real estate investment trusts (“REITs”).
The Fund may invest, without limitation, in securities or obtain exposures to Underlying Asset Classes that are denominated in currencies other than the U.S. dollar. The Fund may use currency management techniques, primarily forward foreign currency contracts, for hedging or non‑hedging purposes.
The Fund intends to have investments economically tied to at least three countries, including the United States, and may invest in the securities of issuers in emerging market countries. Under normal circumstances, the Fund intends to invest no more than 25% of its total assets in emerging markets equity securities and no more than 30% of its total assets in the securities of small capitalization companies. The Fund may invest without restriction as to issuer capitalization, currency, maturity or credit rating.
The Fund may use leverage (e.g., by borrowing or through derivatives). The Fund may invest in derivatives for both hedging and non‑hedging purposes. The Fund’s derivative investments may include but are not limited to: (i) futures contracts, including futures based on securities and/or indices; (ii) options, including long and short positions in call options and put options on indices, or currencies, swaptions and options on futures contracts; (iii) forward contracts, including currency forwards; (iv) swaps, including equity, currency, interest rate, total return and credit default swaps; and (v) volatility index derivatives and commodity-linked derivative instruments. As a result, the sum of the Fund’s investment exposures may at times exceed the amount of assets invested in the Fund, although these exposures may vary over time. The use of leverage magnifies gains and losses. As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments, including money market funds and short duration bond funds, cash and time deposits, and enter into repurchase agreements.
The Fund seeks to gain exposure to volatility index derivatives and commodity-linked derivative instruments primarily by investing in a wholly-owned subsidiary of the Fund, organized as a limited liability company under the laws of the Cayman Islands, Cayman Commodity‑GMB, LLC (the “GMB Subsidiary”). The GMB Subsidiary is advised by the Investment Adviser.
The Fund expects to engage in put and call option transactions (both purchasing and writing options) to gain exposure to the global equity markets. A put option gives the purchaser the right to sell the option’s reference security to the Fund at an agreed-upon exercise price prior to the option’s expiration, and a call option gives the purchaser the right to buy the option’s reference security from the Fund at an agreed-upon exercise price prior to the option’s expiration. This options-based strategy seeks to generate returns in moderately rising or moderately declining global equity markets where the Investment Adviser believes realized volatility will be lower than the volatility implied by the option prices. In such markets, the Fund would generally realize gains to the extent the income from collected premiums exceeds the aggregate appreciation or depreciation of the reference security relative to the exercise price. Conversely, in sharply rising or sharply declining global equity markets, the Fund may experience losses to the extent that the aggregate appreciation or depreciation of the reference security relative to the exercise price exceeds the income from collected premiums. Furthermore, the strategy may detract from the Fund’s relative performance in sharply rising global equity markets because it limits the Fund’s opportunity to profit from an increase in the equity prices beyond the exercise price, and may not fully protect the Fund in sharply declining global equity markets because the Fund will continue to bear the risk of a decline in the value of its portfolio securities.
In selecting individual securities, the Fund may use a rules-based methodology, in combination with a qualitative overlay, that emphasizes fundamentally-based and market-based stock selection, portfolio construction and efficient implementation. The Fund may seek to gain exposure to Underlying Asset Classes using a factor-based diversification approach, rather than obtaining such exposure through market capitalization weighted indices. Factor-based diversification seeks to capture common sources of active equity returns, including, but not limited to, the following factors: Momentum, Valuation, Volatility and Quality. The Momentum factor seeks to identify companies whose stock prices are expected to increase or decrease (by, among other things, evaluating each company’s recent performance results). The Valuation factor seeks to identify companies whose stock prices are trading at a discount to their fundamental or intrinsic value (by, among other things, comparing each company’s book value to market value). The Volatility factor seeks to identify companies whose stock prices are expected to have a relatively lower degree of fluctuation over time. The Quality factor seeks to identify companies that are expected to generate higher returns on assets (i.e., more profitable). The Investment Adviser seeks to capitalize on the low correlations in returns across these factors by diversifying exposure to securities selected based on such factors. The Fund may make investment decisions that deviate from those generated by the Investment Adviser’s proprietary models, at the discretion of the Investment Adviser. In addition, the Investment Adviser may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on its proprietary research.
Investment in the Subsidiary. The Fund may invest up to 25% of its total assets in the GMB Subsidiary. The GMB Subsidiary primarily obtains its volatility index derivatives exposure by investing in options, futures, forwards, swaps, options on futures and swaps, structured securities and other derivatives and similar instruments that provide exposure to volatility indices. The Fund may also obtain exposure to commodities through investments by the GMB Subsidiary in commodity-linked derivative instruments (including, but not limited to, total return swaps (on commodity indices, sub‑indices, and single commodities), commodity (U.S. or foreign) futures, commodity options and commodity-linked swaps). Neither the Fund nor the GMB Subsidiary invest directly in physical commodities.
The GMB Subsidiary may also invest in bonds or other instruments, including fixed income securities, either as investments or to serve as margin or collateral for its swap positions, as well as foreign currency transactions (including forward contracts).
The Investment Adviser measures the Fund’s performance against the MSCI All Country World Index Investable Market Index (“MSCI ACWI IMI”) (Net, USD, 50% Non‑US Developed Hedged to USD).

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund intends to have investments economically tied to at least three countries, including the United States, and may invest in the securities of issuers in emerging market countries. Under normal circumstances, the Fund intends to invest no more than 25% of its total assets in emerging markets equity securities and no more than 30% of its total assets in the securities of small capitalization companies. The Fund may invest without restriction as to issuer capitalization, currency, maturity or credit rating.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund primarily seeks to achieve its investment objective by investing in a diversified portfolio of global equity asset classes (the “Underlying Asset Classes”) that provide broad beta exposure to the global equity markets.